As filed with the Securities and Exchange            Registration No. 333-01107*
Commission on August 14, 2000                        Registration No. 811-2513
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
--------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 22 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
--------------------------------------------------------------------------------
     Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                           (Exact Name of Registrant)

                    Aetna Life Insurance and Annuity Company
                               (Name of Depositor)

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)
--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
  -------
     X         on August 15, 2000 pursuant to paragraph (b) of Rule 485
  -------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:
33-88720; 33-75964 (which had included a combined prospectus for earlier Registration Statements: 33-75958, 33-75960, and 33-75994); 33-75986 (which had included a combined prospectus for earlier Registration Statements: 33-75970, 33-75954, and 33-75956); 33-75982 (which had included a combined prospectus for earlier Registration Statements: 33-75968, 33-75966, 33-75990, and the individual deferred compensation contracts covered by Registration Statement No. 33-75992); and 33-91846 (which had included a combined prospectus for earlier Registration Statement: 33-75976).

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET

FORM N-4                                                             LOCATION - PROSPECTUS DATED
ITEM NO.                       PART A (PROSPECTUS)                    MAY 1, 2000, AS AMENDED BY
                                                                   SUPPLEMENT DATED AUGUST 15, 2000
               Cover Page........................................  Cover Page

   2           Definitions.......................................  Not Applicable

   3           Synopsis..........................................  Contract Overview; Fee Tables, and as amended

   4           Condensed Financial Information...................  Condensed Financial Information; Appendix VI -
                                                                   Condensed Financial Information

   5           General Description of Registrant,
               Depositor, and Portfolio Companies................  Other Topics - The Company, Variable Annuity Account
                                                                   C; Appendix V - Fund Descriptions, and as amended

   6           Deductions and Expenses...........................  Fee Table; Fees, and as amended

   7           General Description of Variable
               Annuity Contracts.................................  Contract Overview; Other Topics

   8           Annuity Period....................................  The Income Phase

   9           Death Benefit.....................................  Death Benefit

   10          Purchases and Contract Value......................  Contract Purchase and Participation; Your Account
                                                                   Value

   11          Redemptions.......................................  Right to Cancel; Withdrawals; Systematic Distribution
                                                                   Options

   12          Taxes.............................................  Taxation

   13          Legal Proceedings.................................  Other Topics - Legal Matters and Proceedings, and as
                                                                   amended

   14          Table of Contents of the Statement of
               Additional Information............................  Contents of the Statement of Additional Information

                                                                      LOCATION - STATEMENT OF
FORM N-4                      PART B (STATEMENT OF                    ADDITIONAL INFORMATION
ITEM NO.                     ADDITIONAL INFORMATION)                 DATED MAY 1, 2000 AND AS
                                                                    AMENDED ON AUGUST 15, 2000

   15          Cover Page........................................  Cover page

   16          Table of Contents.................................  Table of Contents

   17          General Information and History...................  General Information and History

   18          Services..........................................  General Information and History; Independent
                                                                   Auditors

   19          Purchase of Securities Being Offered..............  Offering and Purchase of Contracts

   20          Underwriters......................................  Offering and Purchase of Contracts

   21          Calculation of Performance Data...................  Performance Data, and as amended; Average Annual
                                                                   Total Return Quotations

   22          Annuity Payments..................................  Income Phase Payments

   23          Financial Statements..............................  Financial Statements

                           Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus and the Statement of Additional Information each dated May 1, 2000, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 22 by reference to Registrant's filing under Rule 497(c) filed on May 2, 2000 (File No. 333-01107).

A Supplement dated August 15, 2000 to the Prospectus and a Supplement dated August 15, 2000 to the Statement of Additional Information are included in Parts A and B, respectively, of this Post-Effective Amendment.

                           VARIABLE ANNUITY ACCOUNT C


                   Aetna Life Insurance and Annuity Company


                        Supplement Dated August 15, 2000
                         to Prospectus dated May 1, 2000


The information in this supplement updates and amends certain information contained in the prospectus dated May 1, 2000. You should read this supplement along with the prospectus.

1. The mutual funds listed below are added to the list of funds on page 1 of the prospectus that may be available under your plan:

     American Century Income & Growth Fund (Advisor Class)(1)
     Janus Aspen Capital Appreciation Portfolio (Service Shares)
     Oppenheimer Developing Markets Fund (Class A shares)(1)
     Pax World Balanced Fund, Inc.(1)
     Wachovia Special Values Fund (Class A shares)(1)

   Some investment options may be unavailable through certain contracts and plans, or in some states.

   (1) This fund is available to the general public. See "Additional Risks of Investing in the Funds."

2. The following adds information about the funds listed in item 1 above to pages 8 and 9 of the prospectus.

                               Fund Expense Table

                                                                  Total Fund                      Net Fund
                                                                    Annual                         Annual
                                                                   Expenses                       Expenses
                                      Investment                    Without         Total          After
                                       Advisory        Other      Waivers or     Waivers and     Waivers or
                                        Fees(1)      Expenses     Reductions      Reductions     Reductions
 American Century Income & Growth
  Fund (Advisor Class)(10)(11)          0.43%          0.50%         0.93%            --            0.93%
 Janus Aspen Capital Appreciation
  Portfolio (Service Shares)(12)        0.65%          0.29%         0.94%            --            0.94%
 Oppenheimer Developing Markets
  Fund (Class A shares)(13)             1.00%          1.36%         2.36%            --            0.89%
 Pax World Balanced Fund,
  Inc.(14)                              0.51%          0.38%         0.89%            --            0.89%
 Wachovia Special Values Fund
  (Class A shares)(15)                  0.80%          0.43%         1.23%          0.00%           1.23%

FOOTNOTES:

 (1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the Investment Advisory Fees and are not charged to investors. For the AIM Funds, the reimbursements may be paid out of fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other Expenses" column.

(10) Investment Advisory Fees are based on expenses incurred during the fund's most recent fiscal year. The fund has stepped fee schedules. As a result, the fund's management fee rates generally decrease as fund assets increase.

(11) Other Expenses include Distribution and Service (12b-1) Fees of 0.50% and include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, which were less than 0.005% for the most recent fiscal year ended December 31, 1999. The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing record keeping and administrative services that would otherwise be performed by an affiliate of the fund's advisor, and a portion is used to compensate them for distribution and other shareholder services.







X.01107-00                                                    August 2000

(12) Other Expenses include Distribution (12b-1) Fees of 0.25%. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. Expenses are based on the estimated expenses that the new Service Shares Class expects to incur in its initial fiscal year. All expenses are shown without the effect of any expense offset arrangements.

(13) The fees and expenses presented above are based on the fund's fiscal year ended August 31, 1999. "Other Expenses" include Distribution and/or Service (12b-1) Fees of 0.25%. The remaining "Other Expenses" of 1.11% include transfer agent fees, custodial expenses, and accounting and legal expenses the fund pays.

(14) Other Expenses include Distribution and/or Service (12b-1) Fees of 0.19%.

(15) Other Expenses include a Shareholder Services Fee of 0.25%. Pursuant to an agreement between the fund's adviser and The Wachovia Funds (the Trust), the fund's adviser agrees during the period from December 15, 1998 through January 31, 2001 to waive its fees, and/or make reimbursements to the fund, so that the fund's net operating expenses do not exceed, in the aggregate, the fund's Total Actual Annual Operating Expenses listed above. The fund's adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trust and that the fund's adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

3. The following hypothetical examples add expense information about the funds listed in item 1 of this supplement to page 10 of the prospectus:

HYPOTHETICAL EXAMPLES:

Account Fees Incurred Over Time. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted the maximum allowed under the contract for the following fees: mortality and expense risk charge of 1.50% annually, an administrative expense charge of 0.25% annually, and a maintenance fee of $30.00 (converted to a percentage of assets equal to 0.039%). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.


> These examples are purely
  hypothetical.
> They should not be
  considered a representation
  of past or future expenses
  or expected returns.
> Actual expenses and/or
  returns may be more or less
  than those shown in these
  examples.

                                                 Example A                              Example B
                                  --------------------------------------- --------------------------------------
                                                                          If you have your entire account value
                                    If you withdraw your entire account    invested or if you select an income
                                      value at the end of the periods       phase payment option at the end of
                                    shown, you would pay the following     the period shown, you would pay the
                                    expenses, including any applicable         following expenses (no early
                                    early withdrawal charges assessed:*     withdrawal charge is reflected):**

                                   1 Year   3 Years   5 Years   10 Years   1 Year   3 Years   5 Years   10 Years
                                  -------- --------- --------- ---------- -------- --------- --------- ---------
American Century Income &
 Growth Fund (Advisor Class)         $79      $138      $200      $305       $28      $ 84      $144      $305
Janus Aspen Capital Appreciation
 Portfolio (Service Shares)          $79      $138      $200      $306       $28      $ 85      $144      $306
Oppenheimer Developing
 Markets Fund (Class A shares)       $92      $177      $264      $433       $42      $126      $212      $433
Pax World Balanced Fund,
 Inc.                                $78      $137      $198      $301       $27      $ 83      $142      $301
Wachovia Special Values Fund
 (Class A shares)                    $81      $146      $214      $334       $30      $ 93      $159      $334

 * This example reflects deduction of an early withdrawal charge calculated using Early Withdrawal Charge Schedule I (based on completed purchase payment periods). Schedule I is listed in "Fees." Under that schedule, if only one $1,000 payment was made as described above, fewer than 5 purchase payments would have been completed at the end of years 1, 3, and 5 and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed and no early withdrawal charge would apply.

** Example B will not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within a certain number of years as specified in the contract. In that case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. (Refer to Example A.)

4. The section in the prospectus entitled "Additional Risks of Investing in the Funds" located on page 12 of the prospectus is amended by replacing the subparagraph entitled "Public Funds" with the following information:

     Public Funds. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:

     > American Century Income & Growth Fund (Advisor Class)
     > DEM[RegTM] Equity (Institutional Shares)
     > Janus Twenty Fund
     > Oppenheimer Developing Markets Fund (Class A shares)
     > Pax World Balanced Fund, Inc.
     > Wachovia Special Values Fund (Class A shares)

     See "Taxation--403(b) Plans" for a discussion of investing in one of the public funds under a 403(b) annuity contract.

5. The Taxation section of the prospectus is amended by replacing the first paragraph under the subsection entitled "403(b) Plans" located on page 38 of the prospectus with the following:

     In addition to being offered as an investment option under the contract, shares of certain of the Funds

     > American Century Income & Growth Fund (Advisor Class)
     > DEM[RegTM] Equity (Institutional Shares)
     > Janus Twenty Fund
     > Oppenheimer Developing Markets Fund (Class A shares)
     > Pax World Balanced Fund, Inc.
     > Wachovia Special Values Fund (Class A shares)

     are also offered for sale directly to the general public. In order to qualify for favorable tax treatment under Section 403(b), a contract must be considered an "annuity." In Revenue Procedure 99-44, the Internal Revenue Service concluded that it will treat a contract as an "annuity" for tax purposes under Section 403(b), notwithstanding that contract premiums are invested at the contract holder's direction in publicly available securities. This treatment will be available provided no additional federal tax liability would have been incurred if the contribution were paid into a trust or a custodial account in an arrangement that satisfied the requirements of Section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedures 99-44 is unclear, and you should consider consulting with a tax adviser before electing to invest in one of the Funds that are offered for sale to the general public.

6. The following information replaces the information in the section entitled "Legal Matters and Proceedings" located on page 44 of the prospectus:

     LEGAL MATTERS AND PROCEEDINGS

     We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

     In recent years, several life insurance and annuity companies have been named as defendants in class action lawsuits relating to life insurance and annuity pricing and sales practices. The Company is a defendant in two such lawsuits:

     A purported class action complaint was filed in the Circuit Court of Lauderdale County, Alabama on March 28, 2000 by Loretta Shaner against the Company (the "Shaner Complaint"). This case has been removed to the United States District Court for the Northern District of Alabama. The Shaner Complaint seeks unspecified compensatory damages from the Company and unnamed affiliates of the Company. The Shaner Complaint claims that the Company's sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (e.g., IRAs) is improper. This litigation is in the preliminary stages. The Company intends to defend the action vigorously.

     A purported class action complaint was filed in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron, and Allan Eckert against the Company (the "Reese Complaint"). The Reese Complaint seeks compensatory and punitive damages and injunctive relief from the Company. The Reese Complaint claims that the Company engaged in unlawful sales practices in marketing life insurance policies. This litigation is in the preliminary stages. The Company intends to defend the action vigorously.

     The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

7. The following information is added to Appendix V, Fund Descriptions, in the
   Prospectus:

   > American Century Income & Growth Fund (Advisor Class) seeks capital growth by investing in common stocks. Income is a secondary objective.
        Investment Adviser: American Century Investment Management, Inc.

   > Janus Aspen Series--Capital Appreciation Portfolio (Service Shares) seeks long-term growth of capital.
        Investment Adviser: Janus Capital Corporation

   > Oppenheimer Developing Markets Fund (Class A shares) aggressively seeks capital appreciation.
        Investment Adviser: OppenheimerFunds, Inc.

   > Pax World Balanced Fund, Inc. seeks to provide its shareholders with a diversified holding of securities of companies which offer primarily income and conservation of principal and secondarily possible long-term growth of capital.
        Investment Adviser: Pax World Management Corp.

   > Wachovia Special Values Fund (Class A shares) seeks to produce growth of principal.
        Investment Adviser: Wachovia Asset Management






X.01107-00                                                    August 2000

                           Variable Annuity Account C
                                       of
                    Aetna Life Insurance and Annuity Company

                     Supplement dated August 15, 2000 to the
              Statement of Additional Information dated May 1, 2000

o The section entitled "VARIABLE ANNUITY ACCOUNT C" is amended to add the following funds to the list of funds that may be available under the contract.

         American Century Income & Growth Fund (Advisor Class)
         Janus Aspen Capital Appreciation Portfolio (Service Shares) Oppenheimer Developing Markets Fund (Class A shares)
         Pax World Balanced Fund, Inc.
         Wachovia Special Values Fund (Class A Shares)

o The section entitled "Average Annual Total Return Quotations - Standardized and Non-Standardized" section is amended to add the following information:

         As of the date of this supplement the American Century Income & Growth Fund (Advisor Class), the Janus Aspen Capital Appreciation Portfolio (Service Shares), the Oppenheimer Developing Markets Fund (Class A Shares), the Pax World Balanced Fund, Inc. and the Wachovia Special Values Fund (Class A Shares) have not been offered under Variable Annuity Account C. Therefore, no standardized performance is presented for these funds.

                                                  -------------------------------------------------------------------
                                                                                                              Fund
                                                                   NON-STANDARDIZED                        Inception
                                                                                                              Date
---------------------------------------------------------------------------------------------------------------------
                                                                                                Since
                  SUBACCOUNT                      1 Year     3 Years    5 Years    10 Years  Inception**
---------------------------------------------------------------------------------------------------------------------
American Century Income & Growth Fund
  (Advisor Class)***                              15.58%                                       119.96%     12/15/1997
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio
  (Service Shares)****                            61.82%                                        53.74%     05/01/1997
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund (Class
  A Shares)                                       79.23%     16.73%                             16.53%     11/18/1996
---------------------------------------------------------------------------------------------------------------------
Pax World Balanced Fund, Inc.(1)                  15.19%     20.14%       19.00%    11.54%
---------------------------------------------------------------------------------------------------------------------
Wachovia Special Values Fund (Class A Shares)      4.45%      8.62%       17.17%                12.58%     05/07/1993
---------------------------------------------------------------------------------------------------------------------

  **   Reflects performance from the fund's inception date.
 *** The performance of the Advisor Shares prior to December 15, 1997 reflects the performance of a different class of American Century Fund shares, restated based on the Advisor Shares estimated fees and expenses, ignoring any fee and expense limitations.
**** The performance of the Service Shares prior to December 31, 1999 reflects the performance of a different class of Janus Aspen Series, restated based on the Service Shares estimated fees and expenses, ignoring any fee and expense limitations.
(1)    This fund has been in operation for more than ten years.

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
     (a) Financial Statements:
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account C:
                  - Statement of Assets and Liabilities as of December 31, 1999
                  - Statement of Operations for the year ended December 31, 1999
                  - Statements of Changes in Net Assets for the years ended
                    December 31, 1999 and 1998
                  - Condensed Financial Information for the year ended December
                    31, 1999
                  - Notes to Financial Statements
                  - Independent Auditors' Report
                  Financial Statements of the Depositor:
                  - Independent Auditors' Report
                  - Consolidated Statements of Income for the years ended
                    December 31, 1999, 1998 and 1997
                  - Consolidated Balance Sheets as of December 31, 1999 and 1998
                  - Consolidated Statements of Changes in Shareholder's Equity
                    for the years ended December 31, 1999, 1998 and 1997
                  - Consolidated Statements of Cash Flows for the years ended
                    December 31, 1999, 1998 and 1997
                  - Notes to Consolidated Financial Statements
     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account C(1)
         (2)      Not applicable
         (3.1)    Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(3)
         (4.1)    Variable Annuity Contract (G-CDA(12/99))(4)
         (4.2)    Variable Annuity Contract Certificate (C-CDA(12/99))(4)
         (4.3)    Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)(4)
         (4.4)    Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)(4)
         (4.5)    Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)(4)

         (4.6)    Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)(4)
         (4.7)    Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and
                  Contract Certificate C-CDA(12/99)(4)
         (4.8)    Variable Annuity Contract (G-CDA-99(NY))(4)
         (4.9)    Variable Annuity Contract Certificate (C-CDA-99(NY))(4)
         (4.10)   Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY) and
                  Contract Certificate C-CDA-99(NY)(4)
         (4.11)   Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and
                  Contract Certificate C-CDA-99(NY)(4)
         (4.12)   Variable Annuity Contract (G-CDA(99))(4)
         (4.13)   Variable Annuity Contract Certificate (C-CDA(99))(4)
         (4.14)   Group Combination Annuity Contract (Nonparticipating)
                  (A001RP95)(5)
         (4.15)   Group Combination Annuity Certificate (Nonparticipating)
                  (A007RC95)(5)
         (4.16)   Group Combination Annuity Contract (Nonparticipating)
                  (A020RV95)(5)
         (4.17)   Group Combination Annuity Certificate (Nonparticipating)
                  (A027RV95)(5)
         (4.18)   Variable Annuity Contract (G-CDA-IA(RP))(3)
         (4.19)   Variable Annuity Contract Certificate (GTCC-IA(RP))(6)
         (4.20)   Variable Annuity Contract (G-CDA-IA(RPM/XC))(3)
         (4.21)   Variable Annuity Contract (G-CDA-HF)(7)
         (4.22)   Variable Annuity Contract Certificate (GTCC-HF)(8)
         (4.23)   Variable Annuity Contract Certificate (GDCC-HF)(4)
         (4.24)   Variable Annuity Contract (G-CDA-HD)(9)
         (4.25)   Variable Annuity Contract Certificate (GTCC-HD)(6)
         (4.26)   Variable Annuity Contract Certificate (GDCC-HD)(4)
         (4.27)   Variable Annuity Contract (GID-CDA-HO)(10)
         (4.28)   Variable Annuity Contract (GLID-CDA-HO)(10)
         (4.29)   Variable Annuity Contract (GSD-CDA-HO)(10)
         (4.30)   Variable Annuity Contract (G-CDA-HD(XC))(4)
         (4.31)   Variable Annuity Contract Certificate (GDCC-HO)(4)
         (4.32)   Variable Annuity Contract Certificate (GDCC-HD(XC))(4)
         (4.33)   Variable Annuity Contract Certificate (GTCC-HD(XC))(4)
         (4.34)   Variable Annuity Contract Certificate (GTCC-HO)(4)
         (4.35)   Variable Annuity Contract Certificate (GTCC-96(ORP))(4)
         (4.36)   Variable Annuity Contract (G-CDA-96(ORP))(4)
         (4.37)   Variable Annuity Contract Certificate (GTCC-96(TORP))(4)
         (4.38)   Variable Annuity Contract Certificate (GTCC-IB(ATORP))(4)
         (4.39)   Variable Annuity Contract Certificate (GTCC-IB(AORP))(4)
         (4.40)   Variable Annuity Contract (GST-CDA-HO)(11)
         (4.41)   Variable Annuity Contract (I-CDA-HD)(11)

         (4.42)   Variable Annuity Contract (G-CDA-IB(ATORP))(12)
         (4.43)   Variable Annuity Contract (G-CDA-95(TORP)) and Contract
                  Certificate (GTCC-95(TORP))(12)
         (4.44)   Variable Annuity Contract (G-CDA-IB(AORP))(12)
         (4.45)   Variable Annuity Contract (G-CDA-95(ORP)) and Contract
                  Certificate (GTCC-95(ORP))(12)
         (4.46)   Variable Annuity Contracts (G-CDA-IB(ORP),
                  (G-CDA-IB(TORP))(12)
         (4.47)   Variable Annuity Contract (G-CDA-96(TORP))(13)
         (4.48)   Variable Annuity Contract (IA-CDA-IA)(7)
         (4.49)   Variable Annuity Contract (GIT-CDA-HO)(11)
         (4.50)   Variable Annuity Contract (GLIT-CDA-HO)(11)
         (4.51)   Variable Annuity Contract (I-CDA-98(ORP))(7)
         (4.52)   Endorsement for Exchanged Contract (EINRP95) to Contract
                  A001RP95(5)
         (4.53)   Endorsement for Exchanged Contract (EINRV95) to Contract
                  A020RV95(5)
         (4.54)   Endorsement (GET 9/96) to Contracts A001RP95 and A020RV95(13)
         (4.55)   Endorsement (GET-1 (9/96)) to Contracts A001RP95 and
                  A020RV95(14)
         (4.56)   Endorsement (E1OMNI97) to Contract A001RP95(15)
         (4.57)   Endorsement (E2OMNI97) to Contract A001RP95(15)
         (4.58)   Endorsement (E1FXPL97) to Contract A001RP95(15)
         (4.59)   Endorsement (E3FXPL97) to Contracts A001RP95 and A020RV95(7)
         (4.60)   Endorsement (EINRP97) to Contract A001RP95(7)
         (4.61)   Endorsement (EINRV97) to Contract A020RV95(7)
         (4.62)   Endorsement (E1PAY97) to Contracts A001RP95 and A020RV95(7)
         (4.63)   Endorsement (E4OMNI98) to Contracts A001RP95 and A020RV95(16)
         (4.64)   Endorsement (EINRV98) to Contract A020RV95(7)
         (4.65)   Endorsement (EINRP98) to Contract A001RP95(7)
         (4.66)   Endorsement (EGET-IC(R)) to Contracts G-CDA-IA(RP), G-CDA-HF,
                  G-CDA-IB(ATORP), G-CDA-IB(AORP) and G-CDA-HD(3)
         (4.67)   Endorsement (EGETE-IC(R)) to Contracts G-CDA-IA(RPM/XC) and
                  GLID-CDA-HO(17)
         (4.68)   Endorsement (EGHDHFRPSDO97) to Contracts G-CDA-HF, G-CDA-HD
                  and G-CDA-IA(RP)(18)
         (4.69)   Endorsement (EG403-GIE-98) to Contracts G-CDA-HF, G-CDA-HD,
                  G-CDA-IA(RP), A001RP95, A020RV95 and Contract Certificates
                  GTCC-HF, GTCC-HD, GTCC-IA(RP), A007RC95 and A027RV95(19)
         (4.70)   Endorsement (EG403-GIHC-98) to Contracts G-CDA-IA(RP),
                  A001RP95 and A020RV95 and Contract Certificates GTCC-IA(RP),
                  A007RC95 and A027RV95(19)
         (4.71)   Endorsement (EG403-GI-98) to Contract G-CDA-HF and Contract
                  Certificate GTCC-HF(20)

         (4.72)   Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO,
                  GSD-CDA-HO, and GST-CDA-HO(7)
         (4.73)   Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and
                  G-CDA-HD and Contract Certificates GTCC-HD and GTCC-HF(21)
         (4.74)   Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO
                  and GSD-CDA-HO(21)
         (4.75)   Endorsement (E3KSDC96) to Variable Annuity Contract
                  GLID-CDA-HO(22)
         (4.76)   Endorsement (EMETHO96) to Variable Annuity Contract
                  GLID-CDA-HO(23)
         (4.77)   Endorsement (ENEMHF96) to Variable Annuity Contract
                  G-CDA-HF(23)
         (4.78)   Endorsement (E2ME96) to Variable Annuity Contract
                  GLID-CDA-HO(24)
         (4.79)   Endorsement (GET 9/96) to Variable Annuity Contracts
                  G-CDA-95(TORP) and G-CDA-95(ORP) and Contract Certificates
                  GTCC-95(TORP) and GTCC-95(ORP)(13)
         (4.80)   Endorsements (EIGET-IC(R)), (EIGF-IC) and (EGF-IC(SPD)) to
                  Contract IA-CDA-IA(25)
         (4.81)   Endorsement (EIHDIASDO) to Contracts I-CDA-HD and
                  IA-CDA-IA(26)
         (4.82)   Endorsement (EHOSDO) to Contracts GIT-CDA-HO, GLIT-CDA-HO and
                  GST-CDA-HO(26)
         (4.83)   Endorsement (EHOTABLE97) to Contracts GIT-CDA-HO, GLIT-CDA-HO
                  and GST-CDA-HO(26)
         (4.84)   Endorsement (EI403-GI-98) to Contract IA-CDA-IA(7)
         (4.85)   Endorsement (E-MMGDB(99)) to Contract G-CDA(99) and Contract
                  Certificate C-CDA (99)(27)
         (4.86)   Endorsement (E-MMFPEX(99)) to Contract G-CDA(99) and Contract
                  Certificate C-CDA(99)(27)
         (4.87)   Endorsement (E-MMLOAN(99)) to Contract G-CDA(99) and Contract
                  Certificate C-CDA(99)(4)
         (4.88)   Endorsement (E-MMLSWC(99)) to Contract G-CDA(99) and Contract
                  Certificate C-CDA(99)(27)
         (4.89)   Endorsement (E-MMTC(5/99)) to Contract G-CDA(99) and Contract
                  Certificate C-CDA(99)(27)
         (4.90)   Endorsement (EGET-99) to Contracts A001RP95, A020RV95,
                  G-CDA-IA(RP), G-CDA-IA(RPM/XC), G-CDA-HF, G-CDA-HD,
                  G-CDA-HD(X), GID-CDA-HO, GLID-CDA-HO, GIT-CDA-HO, GLIT-CDA-HO,
                  GSD-CDA-HO, GST-CDA-HO, I-CDA-HD, I-CDA-HD(XC),
                  G-CDA-IB(ATORP), G,CDA-IB(TORP), G-CDA-IB(AORP),
                  G-CDA-96(TORP), IA-CDA-IA, and I-CDA-98(ORP) and Contract
                  Certificates A007RC95, A027RV95, GTCC-IA(RP), GTCC-IA(RPM/XC),
                  GTCC-HF, GTCC-HD, GTCC-HD(XC), and GDCC-HD(XC)(27)
         (4.91)   Variable Annuity Contract Schedule I (A001RP95(1/98))(7)
         (4.92)   Variable Annuity Contract Schedule I (A020RV95(1/98))(7)
         (5.1)    Variable Annuity Contract Application (300-MOP-96)(28)

         (5.2)    Variable Annuity Contract Application (300-GTD-IA)(29)
         (5.3)    Variable Annuity Contract Application (710.00.16H(11/97))(30)
         (5.4)    Variable Annuity Contract Application
                  (710.00.16H(NY)(11/97))(30)
         (6.1)    Certificate of Incorporation of Aetna Life Insurance and
                  Annuity Company(30)
         (6.2)    Amendment of Certificate of Incorporation of Aetna Life
                  Insurance and Annuity Company(11)
         (6.3)    By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(31)
         (7)      Not applicable
         (8.1)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and AIM dated June 30, 1998(32)
         (8.2)    Service Agreement between Aetna Life Insurance and Annuity
                  Company and AIM effective June 30, 1998(32)
         (8.3)    Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
                  Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
                  Aetna GET Fund on behalf of each of its series, Aetna
                  Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May
                  1, 1998(2)
         (8.4)    Amendment dated November 9, 1998 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
                  Portfolios, Inc. on behalf of each of its series, and Aeltus
                  Investment Management, Inc. dated as of May 1, 1998(33)
         (8.5)    Second Amendment dated December 31, 1999 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
                  Portfolios, Inc. on behalf of each of its series, and Aeltus
                  Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(4)
         (8.6)    Third Amendment dated February 11, 2000 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
                  Portfolios, Inc. on behalf of each of its series, and Aeltus
                  Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999(34)
         (8.7)    Fourth Amendment dated May 1, 2000 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP, Inc.,

                  Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000(34)
         (8.8) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
         (8.9) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(32)
         (8.10) Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 4, 1998(34)
         (8.11) Third Amendment dated May 1, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 4, 1998 and February 11, 2000(34)
         (8.12) Form of Fund Participation Agreement dated as of ______________, 2000 between American Century Services Corporation, American Century Investment Services, Inc. and Aetna Life Insurance and Annuity Company
         (8.13) Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(35)
         (8.14) Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(35)
         (8.15) Fund Participation Agreement dated May 1, 2000 between The Chapman Funds, Inc., The Chapman Co. and Aetna Life Insurance and Annuity Company

         (8.16) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(11)
         (8.17) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(36)
         (8.18) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(37)
         (8.19) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)
         (8.20) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, November 6, 1997 and May 1, 1998(4)
         (8.21) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,1996(11)
         (8.22) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(36)
         (8.23) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(38)
         (8.24) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998(2)
         (8.25) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, January 20, 1998 and May 1, 1998(4)
         (8.26) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(24)
         (8.27) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(36)
         (8.28) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated May 2, 1997(33)
         (8.29) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(23)
         (8.30) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(33)
         (8.31) Second Amendment dated December 1, 1999 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 and amended on October 12, 1998(4)
         (8.32) Amendment dated as of August 1, 2000 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 and amended on October 12, 1998
         (8.33) Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(39)
         (8.34) First Amendment dated August 1, 2000 to Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997 with respect to the Janus Aspen Series
         (8.35) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company
         (8.36) Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(4)
         (8.37) Amendment dated January 2, 1995 to Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(4)

         (8.38) Amendment dated February 24, 1995 to Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity Company, as amended on January 2, 1995(4)
         (8.39) Third Amendment dated May 1, 1995 to Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity Company, as
                  amended on January 2, 1995 and February 24, 1995(4)
         (8.40)   Letter Agreement dated January 1,1996 to Fund Participation
                  Agreement dated May 11, 1994, between Janus Capital
                  Corporation and Aetna Life Insurance and Annuity Company, as amended on January 2, 1995, February 24, 1995 and May 1, 1995(4)
         (8.41) Letter Agreement dated February 18, 1999 to Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity Company, as amended on January 2, 1995, February 24, 1995, May 1, 1995 and January 1, 1996(4)
         (8.42) Amendment dated May 1, 2000 to Fund Participation Agreement dated May 11, 1994, between Janus Capital Corporation and Aetna Life Insurance and Annuity Company, as amended on January 2, 1995, February 24, 1995, May 1, 1995, January 1, 1996, and February 18, 1999(34)
         (8.43) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(3)
         (8.44) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(40)
         (8.45) First Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. dated March 11, 1997(4)
         (8.46) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(40)
         (8.47) Fund Participation Agreement dated ____________, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company
         (8.48) Form of Fund Participation Agreement dated as of _______________, 2000 between Pax World Balanced Fund, Inc. and Aetna Life Insurance and Annuity Company
         (8.49) Form of Fund Participation Agreement dated as of _______________, 2000 between Federated Services Company, Federated Distributors, Wachovia Bank, NA and Aetna Life Insurance and Annuity Company
         (8.50) Form of Shareholder Services Agreement dated ________, 2000 between Federated Administrative Services for the Wachovia Funds and the Wachovia Municipal Funds and Aetna Investment Services, Inc
         (8.51) Form of First Amendment dated ________________, 2000 to the Services Agreement by and among Aetna Investment Services, Inc. and Federated Administrative Services.

         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(16)
         (14.1)   Powers of Attorney(34)
         (14.2)   Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.

2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

4. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

5. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.

6. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.

7. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.

8. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.

9. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 22, 1996.

10. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75982), as filed on February 20, 1997.

11. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

12. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-91846), as filed on April 15, 1996.

13. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-91846), as filed on August 6, 1996.

14. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 22, 1998.

15. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 26, 1997.

16. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1998.

17. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 30, 1996.

18. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 11, 1997.

19. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.

20. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75962), as filed on September 15, 1998.

21. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 13, 1998.

22. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-88720), as filed on April 22, 1996.

23. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.

24. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-88720), as filed on February 21, 1997.

25. Incorporated by reference to Post Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.

26. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75964), as filed on April 11, 1997.

27. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 3, 1999.

28. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-91846), as filed on April 13, 1998.

29. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 19, 1997.

30. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.

31. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.

32. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

33. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

34. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 26, 2000.

35. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

36. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

37. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.

38. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

39. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.

40. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*               Positions and Offices with Depositor
-----------------               ------------------------------------
John Y. Kim                     Director, President and Chief Investment Officer

Allan Baker                     Director and Senior Vice President

Catherine H. Smith              Director, Senior Vice President and Chief Financial Officer

Kirk P. Wickman                 Senior Vice President, General Counsel and Corporate
                                Secretary

Deborah Koltenuk                Vice President, Corporate Controller and Assistant
                                Treasurer

Brian Murphy                    Vice President and Chief Compliance Officer

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 24 of Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A (File No. 33-41694), as filed on August 4, 2000.

Item 27. Number of Contract Owners

     As of June 30, 2000, there were 600,911 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification

     Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

     The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter and investment adviser for Portfolio Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Life Account C of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1999:

    (1)                         (2)                      (3)                  (4)                     (5)
Name of                  Net Underwriting           Compensation
Principal                Discounts and              on Redemption          Brokerage
Underwriter              Commissions                or Annuitization       Commissions            Compensation*
-----------              -----------                ----------------       -----------            -------------
Aetna Life Insurance                                   $5,240,551                                  $159,707,139
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services

     Not applicable

Item 32. Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-01107) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 14th day of August, 2000.

                                      VARIABLE ANNUITY ACCOUNT C OF AETNA
                                      LIFE INSURANCE AND ANNUITY COMPANY
                                          (Registrant)

                               By:    AETNA LIFE INSURANCE AND ANNUITY
                                      COMPANY
                                          (Depositor)

                               By:    John Y. Kim*
                                      -----------------------------------------
                                      John Y. Kim
                                      President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 22 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                      Title                                Date
---------                      -----                                ----

John Y. Kim*                   Director and President                )
--------------------------
John Y. Kim                    (principal executive officer)         )
                                                                     )
Allan Baker*                    Director                             ) August
--------------------------                                           ) 14, 2000
Allan Baker
                                                                     )
Catherine H. Smith*            Director and Chief Financial Officer  )
--------------------------
Catherine H. Smith                                                   )
                                                                     )
Deborah Koltenuk*              Corporate Controller                  )
--------------------------
Deborah Koltenuk                                                     )


By:  /s/ Julie E. Rockmore
     ------------------------
     Julie E. Rockmore
     *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  Exhibit Index

Exhibit No.       Exhibit
-----------       -------
99-B.8.12         Form of Fund Participation Agreement dated as of
                  ______________, 2000 between American Century Services
                  Corporation, American Century Investment Services, Inc. and
                  Aetna Life Insurance and Annuity Company
                                                                                                    ------------

99-B.8.15         Fund Participation Agreement dated May 1, 2000 between The
                  Chapman Funds, Inc., The Chapman Co. and Aetna Life Insurance
                  and Annuity Company
                                                                                                    ------------

99-B.8.32         Amendment dated as of August 1, 2000 to Fund Participation
                  Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated
                  December 8, 1997 and amended on October 12, 1998
                                                                                                    ------------

99-B.8.34         First Amendment dated August 1, 2000 to Service Agreement
                  between Janus Capital Corporation and Aetna Life Insurance and
                  Annuity Company dated December 8, 1997 with respect to the
                  Janus Aspen Series
                                                                                                    ------------

99-B.8.35         Distribution and Shareholder Services Agreement - Service
                  Shares of Janus Aspen Series (for Insurance Companies) dated
                  August 1, 2000 between Janus Distributors, Inc. and Aetna Life
                  Insurance and Annuity Company                                                     ------------

99-B.8.47         Fund Participation Agreement dated ____________, 2000 between
                  Oppenheimer and Aetna Life Insurance and Annuity Company
                                                                                                    ------------

99-B.8.48         Form of Fund Participation Agreement dated as of
                  _______________, 2000 between Pax World Balanced Fund, Inc.
                  and Aetna Life Insurance and Annuity Company                                      ------------

99-B.8.49         Form of Fund Participation Agreement dated as of
                  _______________, 2000 between Federated Services Company,
                  Federated Distributors, Wachovia Bank, NA and Aetna Life
                  Insurance and Annuity Company                                                     ------------

Exhibit No.       Exhibit
-----------       -------
99-B.8.50         Form of Shareholder Services Agreement dated ________, 2000 between Federated Administrative Services for the Wachovia
                  Funds and the Wachovia Municipal Funds and Aetna Investment
                  Services, Inc.
                                                                                                    ------------

99-B.8.51         Form of First Amendment dated ________________, 2000 to the
                  Services Agreement by and among Aetna Investment Services,
                  Inc. and Federated Administrative Services.

99-B.9            Opinion and Consent of Counsel
                                                                                                    ------------

99-B.10           Consent of Independent Auditors
                                                                                                    ------------